Stockholders' equity (deficit) - Summarizes the weighted-average grant date value of options (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted-average grant date fair value of options		$ 1.20	$ 0.42
Risk-free interest rate	0.71%
Expected volatility	50.00%
Expected life in years	6 years
Dividend yield	0.00%	0.00%
Minimum
Risk-free interest rate		1.51%	2.43%
Expected volatility		46.70%	47.22%
Expected life in years		5 years 6 months 7 days	5 years
Dividend yield
Maximum
Risk-free interest rate		2.53%	3.09%
Expected volatility		47.87%	49.13%
Expected life in years		6 years 29 days	6 years 29 days
Dividend yield